OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS
NOTE 4: OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2023 and 2022:

Details	2023	2022
Direct and indirect tax receivables	$22,892	$21,902
Prepaid expenses	11,097	9,783
Receivables from hedging transactions - see Notes 10, 12A and 12D	1,894	1,685
Other receivables	73	949
	$35,956	$34,319